UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21120

Conestoga Funds

(Exact name of registrant as specified in charter)

Conestoga Capital Advisors

550 E. Swedesford Road

Suite 120

Wayne, PA 19087

 (Address of principal executive offices) (Zip code)

Conestoga Capital Advisors

550 E. Swedesford Road

Suite 120

Wayne, PA 19087

 (Name and address of agent for service)

With Copy To:

Josh Deringer, Esq.

Drinker Biddle

One Logan Square, Ste 2000

Philadelphia, PA 19103

Registrant's telephone number, including area code: (800) 320-7790

Date of fiscal year end: September 30

Date of reporting period: March 31, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

CONESTOGA FUNDS

SMALL CAP FUND

SMID CAP FUND

M a n a g e d   B y

SEMI-ANNUAL REPORT

March 31, 2015

(Unaudited)

May 26, 2015

Dear Fellow Shareholders of the Conestoga Funds,

Once again, as spring arrives, I am pleased to provide the Semi-Annual Report of the Conestoga Funds through March 31, 2015.

Reflecting on the prior two years and viewing them as one, the performance of the Conestoga Small Cap Fund reasonably represented the expected relative returns that the Fund should have provided in a bullish stock market. Stated differently, the Small Cap Fund captured the vast majority of the stock market’s upside in calendar years 2013 and 2014, and this result was consistent with our expectations for such a strong two-year period. Midway through the current fiscal year, we can report that the Small Cap Fund’s performance is consistent with its longer-term profile. Detailed performance data and commentary are reported in the Manager’s letter below.

I am pleased to report that in December 2014, the Conestoga SMid Cap Fund received a significant investment from an investment advisor’s commitment of its clients’ resources. As a result of the investment, the SMid Cap Fund neared $20 million in net assets as of March 31, 2015.  The Small Cap Fund’s net assets have remained stable, which I believe reflects the shareholders’ understanding of Conestoga’s long term strategy and the reasonable expectations of such.

Conestoga Capital Advisors has informed the Board of Trustees that it has recently deepened its professional staff after this reporting period, and has expressed great enthusiasm for the future with the experience and acumen that these two gentlemen possess.  Conestoga will be providing additional detail in the months ahead.

Speaking for myself, the Board of Trustees, and the entire Conestoga team, we thank you for your continued support of the Conestoga Funds.

All of the very best, sincerely,

Wm. C. Martindale Jr.

Wm. C. Martindale Jr.

Chairman and Chief Executive Officer

The Conestoga Funds

May 26, 2015

Dear Fellow Shareholders,

The U.S. equity market rally reached its six-year anniversary in the first quarter of 2015, and stocks have produced excellent returns since the market nadir on March 9, 2009.  Naturally, the length and strength of the rally leads investors to contemplate where markets may go from here.  Consensus forecasts generally have stocks ticking higher, as the economy stays on its slow road to recovery.  Most predictions include the Federal Reserve beginning to raise interest rates in late-2015, albeit gradually, as inflation is negligible and job growth remains less than desired.  These “Goldilocks” conditions could sustain further revenue and earnings growth for stocks, in turn supporting current equity valuations, which remain modestly above average.

Regardless of the predictions and forecasts for the markets as a whole, Conestoga remains invested in small- and mid-capitalization stocks which have undergone our proprietary research and analysis, and which meet our investment criteria.  Despite the market’s ascent over the past six years, we are still finding attractive companies in which to invest our clients’ portfolios, and which we believe can continue to grow through a business cycle.  Our views and expectations for the stock market are shaped by our bottom-up company research, and to that end, we are largely in agreement with the consensus forecasts for stocks and bonds.

There were several notable characteristics of the small capitalization market over the first six months of this fiscal year.  First, and perhaps most relevant to the Conestoga Fund’s returns was the continued surging performance by the biotechnology and pharmaceutical industries within the Health Care sector.  Health Care was the strongest performing sector within the Russell 2000 and Russell 2500 Indices over the first six months of the Funds’ fiscal year, with biotechnology and pharmaceutical industries driving the sector’s returns.  The biotechnology and pharmaceutical industries benefited from merger and acquisition activity and investor enthusiasm for the segment.  Traditional biotechnology and pharmaceutical stocks typically do not meet Conestoga’s investment criteria, as they often have negative earnings, negative returns on equity (ROE), and negative cash flows.  When the music will stop for biopharma is anyone’s guess, but we expect it will end badly for the party’s latecomers.

Second, within the small- and mid-capitalization segments of the market, companies with higher market capitalizations have generally outperformed those with lower market capitalizations.  The Conestoga Small Cap Fund and SMid Cap Fund have maintained a bias towards lower market capitalization stocks relative to their benchmarks, and this negatively impacted returns over the period.

Lastly, stocks which have characteristics generally associated with “quality” have begun to perform more strongly, and this helped the Conestoga Funds.  Stocks with ROEs and low debt levels, two important “quality” factors in Conestoga’s analysis of a company, typically outperformed stocks with low ROEs and high debt levels in the first quarter of 2015.  There has been little discernible advantage to our quality emphasis over the past few years (this is typical in extended rallies) and it is our hope that we are beginning to see a shift back to quality stocks.

After a very challenging performance period for the Funds in the fiscal year ended September 30, 2014, the Funds have produced returns closer to our expectations in the first six months of the 2015 fiscal year.  The Conestoga Small Cap Fund produced returns above the Russell 2000 Index, but modestly below the Russell 2000 Growth Index over the six months ended March 31, 2015.  The Conestoga SMid Cap Fund has lagged both the Russell 2500 Index and Russell 2500 Growth Index over the six months ended March 31, 2015.  Trailing returns through March 31, 2015, for both Funds are below:

	YTD 2015	1 Year	3 Years*	5 Years*	10 Years*	Since Inception* (10-01-02)
Conestoga Small Cap Fund (Investors Class)	5.10%	2.76%	13.36%	15.21%	9.55%	11.61%
Russell 2000 Index	4.32%	8.21%	16.27%	14.57%	8.82%	11.76%
Russell 2000 Growth Index	6.63%	12.06%	17.74%	16.58%	10.02%	12.50%

	YTD 2015	1 Year	Since Inception* (1-21-14)
Conestoga SMid Cap Fund (Investors Class)	3.16%	-0.63%	-4.39%
Russell 2500 Index	5.17%	10.07%	9.74%
Russell 2500 Growth Index	7.44%	13.83%	11.24%

* Note – Annualized returns.

As always, we appreciate your investment in the Conestoga Funds.  We look forward to serving you in the years ahead.

Sincerely,

Robert M. Mitchell

Joseph F. Monahan

Managing Partner – Co-Portfolio Manager

Managing Partner – Co-Portfolio Manager

David M. Lawson

Managing Partner – Co-Portfolio Manager

CONESTOGA FUNDS

Expense Examples

(Unaudited)

As a shareholder of the Conestoga Small Cap Fund and/or the Conestoga SMid Cap Fund, you incur the following costs: management fees, trustee fees, transaction costs and certain other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in these Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples for the Conestoga Small Cap Fund's Investors Class and Institutional Class and the Conestoga SMid Cap Fund's Investors Class are each based on an investment of $1,000 at the beginning of the period and held for the entire period, October 1, 2014 through March 31, 2015. In addition, the Example for the Conestoga SMid Cap Fund's Institutional Class is based on the investment of $1,000 at the inception of the SMid Cap Fund’s Institutional Class, December 15, 2014, through March 31, 2015.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in these Funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, which are not charged by our Funds but which may be charged by other funds.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Conestoga Small Cap Fund - Investors Class:	Beginning Account	Ending Account	Expenses Paid
	Value	Value	During the Period*
	October 1, 2014	March 31, 2015	October 1, 2014 through March 31, 2015

Actual	$1,000.00	$1,152.99	$5.90
Hypothetical (5% Annual Return before expenses)	$1,000.00	$1,019.45	$5.54

* Expenses are equal to the Fund's annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one half year period).

Conestoga Small Cap Fund - Institutional Class:	Beginning Account	Ending Account	Expenses Paid
	Value	Value	During the Period*
	October 1, 2014	March 31, 2015	October 1, 2014 through March 31, 2015

Actual	$1,000.00	$1,154.25	$4.83
Hypothetical (5% Annual Return before expenses)	$1,000.00	$1,020.44	$4.53

* Expenses are equal to the Fund's annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 182/365 ( to reflect the one half year period ).

Conestoga SMid Cap Fund - Investors Class:	Beginning Account	Ending Account	Expenses Paid
	Value	Value	During the Period*
	October 1, 2014	March 31, 2015	October 1, 2014 through March 31, 2015

Actual	$1,000.00	$1,085.91	$7.02
Hypothetical (5% Annual Return before expenses)	$1,000.00	$1,018.20	$6.79

* Expenses are equal to the Fund's annualized expense ratio of 1.35%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one half year period).

Conestoga SMid Cap Fund - Institutional Class:	Beginning Account	Ending Account	Expenses Paid
	Value	Value	During the Period*
	December 15, 2014	March 31, 2015	December 15, 2014 through March 31, 2015

Actual	$1,000.00	$1,063.90	$3.30
Hypothetical (5% Annual Return before expenses)	$1,000.00	$1,011.46	$3.21

* Expenses are equal to the Fund's annualized expense ratio of 1.09%, multiplied by the average account value over the period, multiplied by 107/365 (to reflect actual period ).

CONESTOGA SMALL CAP FUND

Securities Holdings by Sector

March 31, 2015

(Unaudited)

The following chart gives a visual breakdown of the Small Cap Fund by the economic sectors* in which it invests.  The underlying securities represent a percentage of the total net assets.  The total net assets of the Fund on March 31, 2015 were $677,672,596.

Healthcare, 26.13%
Materials and Processing, 8.38%
Financial Services, 3.09%
Energy, 2.76%
Producer Durables, 18.39%
Consumer Discretionary, 13.65%
Liabilities in Excess of Other Assets ** (0.35)%
Technology, 27.95%

* Russell Sectors

** Liabilities in Excess of Other Assets is not a Russell Sector.

CONESTOGA SMALL CAP FUND
Schedule of Investments
March 31, 2015 (Unaudited)

			% of Total
Shares		Value	Net Assets
COMMON STOCKS

Consumer Discretionary
Auto Parts
438,324	Dorman Products, Inc. *	$ 21,806,619
Commercial Services
180,000	Mobile Mini, Inc.	7,675,200
Consumer Services, Misc.
352,350	Stamps.com, Inc. *	23,709,631
Educational Services
286,450	Grand Canyon Education, Inc. *	12,403,285
768,160	Healthstream, Inc. *	19,357,632
Educational Services Total		31,760,917
Specialty Retail
154,200	Hibbett Sports, Inc. *	7,565,052

Consumer Discretionary Sector Total		92,517,419	13.65%

Energy
Oil: Crude Producers
252,025	Contango Oil & Gas, Inc. *	5,544,550
568,856	Matador Resources Co. *	12,469,324
Oil: Crude Producers Total		18,013,874
Oil Well Equipment & Services
495,000	Profire Energy, Inc. *	668,250

Energy Sector Total		18,682,124	2.76%

Financial Services
Asset Management & Custodian
247,375	Westwood Holdings Group, Inc.	14,916,713
Financial Data & Systems
80,050	Morningstar, Inc.	5,996,545

	Financial Services Sector Total	20,913,258	3.09%
CONESTOGA SMALL CAP FUND
Schedule of Investments (Continued)
March 31, 2015 (Unaudited)

			% of Total
Shares		Value	Net Assets
COMMON STOCKS (continued)

Healthcare
Bio-Technology Research and Production
157,125	Ligand Pharmaceuticals, Inc. *	$ 12,115,909
548,875	Repligen Corp. *	16,663,845
Bio-Technology Research and Production Total		28,779,754
Healthcare Management Services
406,000	Healthcare Services Group, Inc.	13,044,780
432,000	National Research Corp., Class A #	6,220,800
202,597	National Research Corp., Class B #	6,483,104
705,650	Omnicell, Inc. *	24,768,315
Healthcare Management Services Total		50,516,999
Healthcare Services
231,700	Medidata Solutions, Inc. *	11,362,568
Medical Equipment
108,900	Abaxis, Inc.	6,981,579
Medical and Dental Instruments and Supplies
236,225	Align Technology, Inc. *	12,705,362
74,475	Bio-Techne Corp.	7,469,098
488,900	Cantel Medical Corp.	23,222,750
540,525	Neogen Corp. *	25,258,733
355,898	Vascular Solutions, Inc. *	10,790,827
Medical and Dental Instruments and Supplies Total		79,446,770

	Healthcare Sector Total	177,087,670	26.13%

Materials and Processing
Building: Climate Control
1,009,000	AAON, Inc.	24,750,770
Building Materials
456,700	Simpson Manufacturing Company, Inc.	17,066,879
Chemicals: Specialty
270,775	Balchem Corp., Class B	14,995,520

Materials and Processing Sector Total		56,813,169	8.38%

Producer Durables
Back Office Support HR & Consulting
324,250	Advisory Board Co. *	17,276,040
83,875	Costar Group, Inc. *	16,592,991
Back Office Support HR & Consulting Total		33,869,031
Commercial Services
494,512	Rollins, Inc.	12,229,282
CONESTOGA SMALL CAP FUND
Schedule of Investments (Continued)
March 31, 2015 (Unaudited)

			% of Total
Shares		Value	Net Assets
COMMON STOCKS (continued)

Producer Durables (Continued)
Diversified Manufacturing Operations
593,775	Raven Industries, Inc.	$ 12,148,637
Machinery: Industrial
272,875	Proto Labs, Inc. *	19,101,250
Scientific Instruments & Services
245,650	Faro Technologies, Inc. *	15,262,234
Scientific Instruments: Control and Filter
474,025	Sun Hydraulics Corp.	19,605,674
Scientific Instruments: Gauges & Meters
171,460	Mesa Laboratories, Inc. #	12,379,412

Producer Durables Sector Total		124,595,520	18.39%

Technology
Computer Services Software and Systems
881,375	ACI Worldwide, Inc. *	19,090,583
384,700	Blackbaud, Inc.	18,227,086
689,850	Bottomline Technologies, Inc. *	18,881,194
588,000	EXA Corp. *	6,985,440
441,550	Fleetmatics Group PLC (Ireland) *	19,803,517
781,400	NIC, Inc. *	13,807,338
613,975	Pros Holdings, Inc. *	15,171,322
627,475	SciQuest, Inc. *	10,623,152
318,700	SPS Commerce, Inc. *	21,384,770
190,825	Tyler Technologies, Inc. *	23,000,137
Computer Services Software and Systems Total		166,974,539
Computer Technology
91,750	Stratasys, Inc. *	4,842,565
Electronic Components
129,225	NVE Corp.	8,906,187
106,000	Rogers Corp. *	8,714,260
Electronic Components Total		17,620,447

	Technology Sector Total	189,437,551	27.95%

TOTAL COMMON STOCKS
	(Cost $473,686,140)	$680,046,711	100.35%

CONESTOGA SMALL CAP FUND
Schedule of Investments (Continued)
March 31, 2015 (Unaudited)

			% of Total
Shares		Value	Net Assets

TOTAL INVESTMENTS
	(Cost $473,686,140)	$680,046,711	100.35%

	Liabilities in Excess of Other Assets	(2,374,115)	(0.35)%

	TOTAL NET ASSETS	$677,672,596	100.00%

* Non-income producing

# The Fund owned 5% or more of the company's outstanding voting shares thereby making the company an affiliated company as that term is defined in the Investment Company Act of 1940, as amended (Note 3).

The accompanying notes are in integral part of the financial statements

CONESTOGA SMID CAP FUND

Securities Holdings by Sector

March 31, 2015

(Unaudited)

The following chart gives a visual breakdown of the SMid Cap Fund by the economic sectors* in which it invests.  The underlying securities represent a percentage of the total net assets.  The total net assets of the Fund on March 31, 2015 were $19,500,641.

Energy, 4.09%
Financial Services, 5.69%
Consumer Discretionary, 13.82%
Healthcare, 12.28%
Liabilities in Excess of Other Assets ** (0.05)%
Materials and Processing, 6.43%
Short-Term Investments, 1.95%
Technology, 24.54%
Producer Durables, 31.25%

* Russell Sectors

** Liabilities in Excess of Other Assets is not a Russell Sector.

CONESTOGA SMID CAP FUND
Schedule of Investments
March 31, 2015 (Unaudited)

			% of Total
Shares		Value	Net Assets
COMMON STOCKS

Consumer Discretionary
Auto Parts
10,570	Dorman Products, Inc. *	$ 525,858
17,880	Gentex Corp.	327,204
Auto Parts Total		853,062
Commercial Services
6,910	Mobile Mini, Inc.	294,642
Educational Services
12,110	Grand Canyon Education, Inc. *	524,363
15,025	Healthstream, Inc. *	378,630
Educational Services Total		902,993
Recreational Vehicles & Boats
3,280	Polaris Industries, Inc.	462,808
Specialty Retail
3,710	Hibbett Sports, Inc. *	182,013

Consumer Discretionary Sector Total		2,695,518	13.82%

Energy
Oil: Crude Producers
4,550	SM Energy Co.	235,144
Oil Well Equipment & Services
3,050	Core Laboratories NV (Netherlands)	318,695
4,515	Oceaneering International, Inc.	243,494
Oil Well Equipment & Services Total		562,189

Energy Sector Total		797,333	4.09%

Financial Services
Financial Data & Systems
7,600	Advent Software, Inc.	335,236
1,720	Morningstar, Inc.	128,845
Financial Data & Systems Total		464,081
Insurance: Multi-Line
840	Markel Corp. *	645,926

	Financial Services Sector Total	1,110,007	5.69%

CONESTOGA SMID CAP FUND
Schedule of Investments (Continued)
March 31, 2015 (Unaudited)

			% of Total
Shares		Value	Net Assets
COMMON STOCKS (Continued)
Healthcare
Bio-Technology Research and Production
2,960	Ligand Pharmaceuticals, Inc. *	$ 228,246
Healthcare Management Services
15,225	Omnicell, Inc. *	534,398
Healthcare Services
5,955	Medidata Solutions, Inc. *	292,033
Medical Equipment
4,550	Abaxis, Inc.	291,700
Medical and Dental Instruments and Supplies
6,135	Align Technology, Inc. *	329,971
3,625	Bio-Techne Corp.	363,551
7,610	Neogen Corp. *	355,615
Medical and Dental Instruments and Supplies Total		1,049,137

	Healthcare Sector Total	2,395,514	12.28%

Materials and Processing
Building: Climate Control
19,700	AAON, Inc.	483,241
Building Materials
10,640	Simpson Manufacturing Company, Inc.	397,617
Chemicals: Specialty
6,750	Balchem Corp., Class B	373,815

Materials and Processing Sector Total		1,254,673	6.43%

Producer Durables
Aerospace
7,575	Heico Corp., Class A	375,266
Back Office Support HR & Consulting
10,675	Advisory Board Co. *	568,764
12,115	Copart, Inc. *	455,161
3,615	Costar Group, Inc. *	715,155
5,650	IHS, Inc., Class A *	642,744
Back Office Support HR & Consulting Total		2,381,824
Environmental Maint & Security Service
20,377	Rollins, Inc.	503,923

CONESTOGA SMID CAP FUND
Schedule of Investments (Continued)
March 31, 2015 (Unaudited)

			% of Total
Shares		Value	Net Assets
COMMON STOCKS (Continued)
Producer Durables (Continued)
Diversified Manufacturing Operations
11,890	Raven Industries, Inc.	$ 243,269
Scientific Instruments: Control and Filter
11,870	Donaldson Company, Inc.	447,618
7,065	Sun Hydraulics Corp.	292,208
Scientific Instruments: Control and Filter Total		739,826
Scientific Instruments: Gauges & Meters
15,045	Trimble Navigation Ltd. *	379,134
Scientific Instruments & Services
3,780	Faro Technologies, Inc. *	234,851
Machinery: Industrial
6,720	Proto Labs, Inc. *	470,400
3,590	Westinghouse Air Brake Technologies Corp.	341,086
Machinery: Industrial Total		811,486
Machinery: Specialty
5,870	Graco, Inc.	423,579

Producer Durables Sector Total		6,093,158	31.25%

Technology
Computer Services Software & Systems
19,400	ACI Worldwide, Inc. *	420,204
6,320	Ansys, Inc. *	557,361
10,290	BlackBaud, Inc.	487,540
13,620	Bottomline Technologies, Inc. *	372,779
10,660	Fleetmatics Group PLC (Ireland) *	478,101
15,200	NIC, Inc.	268,584
12,205	Pros Holdings, Inc. *	301,586
10,745	SciQuest, Inc. *	181,913
4,810	SPS Commerce, Inc. *	322,751
4,810	Tyler Technologies, Inc. *	579,749
Computer Services Software & Systems Total		3,970,568
Electronic Components
3,100	Rogers Corp. *	254,851
Electronics
3,755	IPG Photonics Corp. *	348,089

CONESTOGA SMID CAP FUND
Schedule of Investments (Continued)
March 31, 2015 (Unaudited)

			% of Total
Shares		Value	Net Assets
COMMON STOCKS (Continued)
Technology (Continued)
Computer Technology
3,995	Stratasys, Inc. *	$ 210,856

	Technology Sector Total	4,784,364	24.54%

TOTAL COMMON STOCKS
	(Cost $18,644,047)	$19,130,567	98.10%

SHORT-TERM INVESTMENTS
380,654	UMB Bank Money Market Fiduciary 0.01%**
	(Cost $380,654)	380,654	1.95%

TOTAL INVESTMENTS
	(Cost $19,024,701)	$19,511,221	100.05%

	Liabilities in Excess of Other Assets	(10,580)	(0.05)%

	TOTAL NET ASSETS	$19,500,641	100.00%

* Non-income producing
** Variable rate security; the rate shown represents the yield at March 31, 2015.

The accompanying notes are in integral part of the financial statements

CONESTOGA FUNDS

Statements of Assets and Liabilities
March 31, 2015 (Unaudited)

Assets:	SMALL CAP FUND	SMID CAP FUND
Investments in Securities:
Unaffiliated Investments at Value (Cost $451,132,860 and $19,024,701, respectively)	$ 654,963,395	$ 19,511,221
Affiliated Investments at Value (Cost $22,553,280 and $0, respectively)	25,083,316	-
Total Investments at Value (Cost $473,686,140 and $19,024,701, respectively)	680,046,711	19,511,221
Receivables:
Shareholder Subscriptions	143,029	-
Dividends	371,805	2,761
Interest	20	6
Due from Advisor	-	20,318
Prepaid Expenses	78,775	257
Total Assets	680,640,340	19,534,563
Liabilities:
Payables:
Due to Custodian	1,670,042	-
Shareholder Redemptions	643,207	-
Accrued Investment Advisory Fees	372,301	-
Accrued Distribution Fees	118,987	-
Accrued Trustees' Fees	28,522	1,381
Other Expenses	134,685	32,541
Total Liabilities	2,967,744	33,922
Net Assets	$ 677,672,596	$ 19,500,641

Net Assets Consist of:
Beneficial Interest Paid-in	$ 468,788,440	$ 19,056,453
Accumulated Net Investment Loss	(2,690,438)	(35,996)
Accumulated Net Realized Gain (Loss) on Investments	5,214,023	(6,336)
Net Unrealized Appreciation in Value of Investments	206,360,571	486,520
Net Assets	$ 677,672,596	$ 19,500,641

Institutional Class Shares:
Net Assets	$ 124,715,900	$ 17,556,356
Shares outstanding, Unlimited Number of Shares Authorized with a $0.001 Par Value, respectively	3,515,613	1,849,832
Net Asset Value, Offering and Redemption Price Per Share	$ 35.47	$ 9.49
($124,715,900/3,515,613 shares) and ($17,556,356/1,849,832 shares), respectively

Investors Class Shares:
Net Assets	$ 552,956,696	$ 1,944,285
Shares outstanding, Unlimited Number of Shares Authorized with a $0.001 Par Value, respectively	15,610,607	205,133
Net Asset Value, Offering and Redemption Price Per Share	$ 35.42	$ 9.48
($552,956,696/15,610,607 shares) and ($1,944,285/205,133 shares), respectively

The accompanying notes are in integral part of the financial statements

CONESTOGA FUNDS

Statements of Operations
For the Six Months Ended March 31, 2015 (Unaudited)

Investment Income:	SMALL CAP FUND	SMID CAP FUND
Dividends:
Unaffiliated dividends (net of foreign taxes withheld of $0 and $0, respectively)	$ 2,734,902	$ 30,559
Affiliated dividends (Note 3)	255,481	-
Interest	278	41
Total Investment Income	2,990,661	30,600
Expenses:
Investment advisory fees (Note 3)	3,026,324	48,822
Shareholder servicing fees (Note 3)
Institutional Class	42,347	-
Investors Class	734,777	3,413
Distribution fees - Investors Class (Note 3)	146,956	-
Audit expenses	7,529	7,986
Legal expenses	59,987	40,024
Custody expenses	42,839	3,034
Transfer agent expenses (Note 3)	96,743	7,968
Registration expenses	37,908	2,078
Miscellaneous expenses	1,096	1,564
Printing and mailing fees	41,581	197
Compliance fees	1,339	-
Trustees' fees	117,052	5,017
Total expenses	4,356,478	120,103
Less: Advisory fees waived and expenses reimbursed	(742,332)	(53,507)
Net expenses	3,614,146	66,596

Net Investment Loss	(623,485)	(35,996)

Realized and unrealized gain (loss) on investments:
Net realized loss on investments:
Unaffiliated investments	(10,582,817)	(5,337)
Affiliated investments	(350,463)	-
Net change in unrealized appreciation:
Unaffiliated investments	106,086,817	796,026
Affiliated investments	2,723,300	-
Net realized and unrealized gain on investments	97,876,837	790,689

Net increase in net assets resulting from operations	$ 97,253,352	$ 754,693

The accompanying notes are in integral part of the financial statements

CONESTOGA SMALL CAP FUND

STATEMENT OF CHANGES IN NET ASSETS

	(Unaudited)
	For the Six	For the
	Months Ended	Year Ended
	3/31/2015	9/30/2014
Increase (Decrease) In Net Assets
From Operations:
Net investment loss	$ (623,485)	$ (4,504,660)
Net realized gain (loss) on investments	(10,933,280)	19,354,097
Net change in unrealized appreciation (depreciation) on investments	108,810,117	(79,558,743)
Net increase (decrease) in net assets resulting from operations	97,253,352	(64,709,306)

Distributions to shareholders from:
Net realized gain on investments
Investor Class	-	(12,065,191)
Total Distributions	-	(12,065,191)

From Fund share transactions:
Proceeds from sale of shares
Institutional Class *	82,921,325	45,412,168
Investor Class	62,565,825	488,167,016
Shares issued on reinvestment of distributions
Institutional Class *	-	-
Investor Class	-	10,521,331
Cost of shares redeemed
Institutional Class *	(12,888,466)	(86,897)
Investor Class	(214,021,868)	(354,375,678)
Total increase (decrease) in net assets from Fund share transactions	(81,423,184)	189,637,940

Total increase in net assets	15,830,168	112,863,443

Net Assets at Beginning of Period	661,842,428	548,978,985
Net Assets at End of Period (Includes accumulated net
investment loss of $(2,690,438) and $(2,066,953), respectively)	$ 677,672,596	$ 661,842,428

* The Small Cap Fund's Institutional Class commenced operations on August 13, 2014.

The accompanying notes are in integral part of the financial statements

CONESTOGA SMID CAP FUND

STATEMENT OF CHANGES IN NET ASSETS

	(Unaudited)
	For the Six	For the
	Months Ended	Period Ended
	3/31/2015	9/30/2014 *
Increase (Decrease) In Net Assets
From Operations:
Net investment loss	$ (35,996)	$ (16,648)
Net realized gain (loss) on investments	(5,337)	10,009
Net change in unrealized appreciation (depreciation) on investments	796,026	(309,506)
Net increase (decrease) in net assets resulting from operations	754,693	(316,145)

From Fund share transactions:
Proceeds from sale of shares
Institutional Class **	17,374,886	-
Investor Class	250,093	3,154,401
Cost of shares redeemed
Institutional Class **	(361,248)	-
Investor Class	(1,303,904)	(52,135)
Total increase in net assets from Fund share transactions	15,959,827	3,102,266

Total increase in net assets	16,714,520	2,786,121

Net Assets at Beginning of Period	2,786,121	-
Net Assets at End of Period (Includes accumulated net
investment loss of $(35,996) and $-, respectively)	$ 19,500,641	$ 2,786,121

* For the period January 21, 2014 (commencement of operations of the Smid Cap Fund's Investors Class) through September 30, 2014.
** The SMid Cap Fund's Institutional Class commenced operations on December 15, 2014.

The accompanying notes are in integral part of the financial statements

CONESTOGA SMALL CAP FUND

INVESTORS CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period:

	(Unaudited)
	For the Six		For the	For the	For the	For the	For the
	Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	3/31/2015		9/30/2014	9/30/2013	9/30/2012	9/30/2011	9/30/2010

Net asset value - beginning of period	$30.72		$33.59	$24.90	$20.43	$19.28	$16.92

From Operations:
Net investment loss (a)	(0.03)		(0.22)	(0.02)	(0.12)	(0.08)	(0.04)
Net realized and unrealized gain (loss) on investments	4.73		(2.02)	8.83	5.10	1.23	2.40
Total from investment operations	4.70		(2.24)	8.81	4.98	1.15	2.36

Distributions to shareholders:
From net investment income	-		-	-	-	-	-
From net realized capital gains	-		(0.63)	(0.12)	(0.51)	-	-
Total distributions	-		(0.63)	(0.12)	(0.51)	-	-

Net asset value - end of period	$35.42		$30.72	$33.59	$24.90	$20.43	$19.28

Total return	15.30%	(c)	(6.96)%	35.59%	24.61%	5.96%	13.95%
Ratios/supplemental data
Net Assets - end of period (thousands)	$ 552,957		$ 618,488	$ 548,979	$ 297,001	$ 133,214	$ 103,066

Before waivers
Ratio of expenses to average net assets	1.32%	(b)	1.24%	1.21%	1.22%	1.27%	1.24%
Ratio of net investment loss to average net assets	(0.42)%	(b)	(0.78)%	(0.20)%	(0.62)%	(0.53)%	(0.40)%

After waivers
Ratio of expenses to average net assets	1.10%	(b)	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of net investment loss to average net assets	(0.20)%	(b)	(0.64)%	(0.09)%	(0.50)%	(0.36)%	(0.26)%

Portfolio turnover rate	6.42%	(c)	18.13%	14.98%	16.42%	18.03%	22.53%

(a) Per share net investment loss has been determined on the basis of average number of shares outstanding during the period.
(b) Annualized.
(c) Not annualized.

The accompanying notes are in integral part of the financial statements

CONESTOGA SMALL CAP FUND

INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	(Unaudited)
	For the Six		For the
	Months Ended		Period Ended
	3/31/2015		9/30/2014 *

Net asset value - beginning of period	$30.73		$32.18

From Operations:
Net investment loss (a)	(0.01)		(0.01)
Net realized and unrealized gain (loss) on investments	4.75		(1.44)
Total from investment operations	4.74		(1.45)

Net asset value - end of period	$35.47		$30.73

Total return	15.42%	(b)	(4.51)%	(b)
Ratios/supplemental data
Net Assets - end of period (thousands)	$ 124,716		$ 43,355

Before waivers
Ratio of expenses to average net assets	1.12%	(c)	1.09%	(c)
Ratio of net investment loss to average net assets	(0.30)%	(c)	(0.40)%	(c)

After waivers
Ratio of expenses to average net assets	0.90%	(c)	0.90%	(c)
Ratio of net investment loss to average net assets	(0.08)%	(c)	(0.20)%	(c)

Portfolio turnover rate	6.42%	(b)	18.13%	(b)

* For the period August 13, 2014 (commencement of operations of the Small Cap Fund's Institutional Class) through September 30, 2014.
(a) Per share net investment loss has been determined on the basis of average number of shares outstanding during the period.
(b) Not Annualized.
(c) Annualized.

The accompanying notes are in integral part of the financial statements

CONESTOGA SMID CAP FUND

INVESTORS CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period:

	(Unaudited)
	For the Six		For the
	Months Ended		Period Ended
	3/31/2015		9/30/2014 *

Net asset value - beginning of period	$8.73		$10.00

From Operations:
Net investment loss (a)	(0.03)		(0.06)
Net realized and unrealized gain (loss) on investments	0.78		(1.21)
Total from investment operations	0.75		(1.27)

Net asset value - end of period	$9.48		$8.73

Total return	8.59%	(b)	(12.70)%	(b)
Ratios/supplemental data
Net Assets - end of period (thousands)	$ 1,944		$ 2,786

Before waivers
Ratio of expenses to average net assets	2.43%	(c)	6.58%	(c)
Ratio of net investment loss to average net assets	(1.76)%	(c)	(6.12)%	(c)

After waivers
Ratio of expenses to average net assets	1.35%	(c)	1.35%	(c)
Ratio of net investment loss to average net assets	(0.68)%	(c)	(0.89)%	(c)

Portfolio turnover rate	2.72%	(b)	9.60%	(b)

* For the period January 21, 2014 (commencement of operations of the Smid Cap Fund's Investors Class) through September 30, 2014.
(a) Per share net investment loss has been determined on the basis of average number of shares outstanding during the period.
(b) Not Annualized.
(c) Annualized.

The accompanying notes are in integral part of the financial statements

CONESTOGA SMID CAP FUND

INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	(Unaudited)
	For the
	Period Ended
	3/31/2015 *

Net asset value - beginning of period	$8.92

From Operations:
Net investment loss (a)	(0.01)
Net realized and unrealized gain on investments	0.58
Total from investment operations	0.57

Net asset value - end of period	$9.49

Total return	6.39%	(b)
Ratios/supplemental data
Net Assets - end of period (thousands)	$ 17,556

Before waivers
Ratio of expenses to average net assets	1.96%	(c)
Ratio of net investment loss to average net assets	(1.48)%	(c)

After waivers
Ratio of expenses to average net assets	1.09%	(c)
Ratio of net investment loss to average net assets	(0.60)%	(c)

Portfolio turnover rate	2.72%	(b)

* For the period December 15, 2014 (commencement of operations of the SMid Cap Fund's Institutional Class) through March 31, 2015.
(a) Per share net investment loss has been determined on the basis of average number of shares outstanding during the period.
(b) Not Annualized.
(c) Annualized.

The accompanying notes are in integral part of the financial statements

CONESTOGA FUNDS

Notes to Financial Statements

March 31, 2015 (Unaudited)

Note 1. Organization

Conestoga Funds (the "Trust") was organized as a Delaware statutory trust on February 5, 2002.  The Trust consists of three series, the Conestoga Small Cap Fund (the “Small Cap Fund”), the Conestoga SMid Cap Fund (the “SMid Cap Fund”, collectively known as the “Funds”) and the Institutional Advisors LargeCap Fund.  The Trust is registered as an open-end diversified management investment company of the series type under the Investment Company Act of 1940, as amended (the "1940 Act").  The Funds’ investment strategy is to achieve long-term growth of capital. The Small Cap Fund currently offers two classes of shares, Investors Class and Institutional Class. The Small Cap Fund's Investors Class commenced operations on October 1, 2002. The Small Cap Fund's Institutional Class commenced operations on August 13, 2014.  The SMid Cap Fund currently offers two classes of shares, Investors Class and Institutional Class. The SMid Cap Fund's Investors Class commenced operations on January 21, 2014. The SMid Cap Fund's Institutional Class commenced operations on December 15, 2014. The Funds’ investment adviser is Conestoga Capital Advisors, LLC (the “Adviser”).

Note 2.  Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation - Securities that are traded on any exchange are valued at the last quoted sale price on the primary exchange.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Funds’ Adviser, the last bid price does not accurately reflect the current value of the security.  All other securities for which over-the-counter market quotations are readily available are valued at their last bid price.  When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Board”) of the Trust.

Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

GAAP defines fair value as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-level hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The three-level hierarchy of inputs is summarized below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table presents information about the Small Cap Fund’s assets measured at fair value as of March 31, 2015 by major security type:

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of March 31, 2015 (Total)
Assets
Common Stocks	$ 680,046,711	$ -	$ -	$ 680,046,711
Total	$ 680,046,711	$ -	$ -	$ 680,046,711

At March 31, 2015, there were no transfers among Level 1, 2, or 3 based on the input levels on September 30, 2014. It is the Fund’s policy to record transfers into or out of fair value levels at the end of the reporting period. For a further breakdown of each investment by industry, please refer to the Fund’s Schedule of Investments. The Fund did not hold any Level 3 securities during the six months ended March 31, 2015.

The following table presents information about the SMid Cap Fund’s assets measured at fair value as of March 31, 2015, by major security type:

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of March 31, 2015 (Total)
Assets
Short-Term Investments	$ 380,654	$ -	$ -	$ 380,654
Common Stocks	19,130,567	-	-	19,130,567
Total	$ 19,511,221	$ -	$ -	$ 19,511,221

At March 31, 2015, there were no transfers among Level 1, 2, or 3 based on the input levels on September 30, 2014. It is the Fund’s policy to record transfers into or out of fair value levels at the end of the reporting period. For a further breakdown of each investment by industry, please refer to the Fund’s Schedule of Investments. The Fund did not hold any Level 3 securities during the six months ended March 31, 2015.

Federal Income Taxes - The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any realized capital gains.  Therefore, no federal income or excise tax provision is required.

GAAP provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements and requires the evaluation of tax positions taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are "more-likely-than-not" to be sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof.  Management has evaluated the Funds’ tax positions as of March 31, 2015, and has determined that none of them are uncertain.

Management has reviewed all taxable years that are open for examination (i.e., not barred by the applicable statute of limitations) by taxing authorities of all major jurisdictions, including the Internal Revenue Service. Tax returns filed within the three years ended (2012-2014) and the six months ended March 31, 2015 are open for examination. No examination of any of the Funds’ tax returns is currently in progress.

Dividends and Distributions - The Funds intend to distribute substantially all of their net investment income and capital gains to their shareholders on an annual basis.  Income and capital gain distributions to shareholders are determined in accordance with income tax regulations, which may differ from GAAP.  Those differences are primarily due to differing treatments for net investment losses and deferral of wash sale, late year, and post-October losses.  Distributions to shareholders are recorded on the ex-dividend date.

Security Transactions and Investment Income - The Funds record security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statement and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

Estimates - Preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Other - Permanent book/tax differences are reclassified among the components of capital and do not affect net assets.

Expenses - Expenses incurred by the Trust that do not relate to a specific Fund of the Trust will be allocated to the individual Funds based on each Fund's relative net assets or another appropriate basis (as determined by the Board).

Note 3. Investment Advisory Agreement and Other Related Party Transactions

Prior to July 1, 2014, under the terms of the previous Investment Advisory Agreement, the Adviser paid all Small Cap Fund expenses except the fees and expenses of the independent trustees, 12b-1 fees, brokerage commissions, shareholder servicing fees, taxes, interest, other expenditures that are capitalized in accordance with generally accepted accounting principles, and extraordinary costs. Prior to July 1, 2014, pursuant to the Investment Advisory Agreement the Small Cap Fund paid the Adviser a fee, calculated daily and payable monthly, equal to an annual rate of 1.20% of average daily net assets of the Small Cap Fund. As of July 1, 2014, the Small Cap Fund changed from a unitary fee, as described above, to a fee for investment advisory services only, with other services provided separately.

Effective July 1, 2014, the Small Cap Fund entered into an Investment Advisory Agreement with the Adviser to provide supervision and assistance in overall management services to the Small Cap Fund. Pursuant to the Investment Advisory Agreement, the Small Cap Fund pays the Adviser a fee, calculated daily and payable monthly, equal to an annual rate of 0.90% of average daily net assets of the Small Cap Fund.  For the six months ended March 31, 2015, the Small Cap Fund incurred investment advisory fees of $3,026,324.  The Adviser has contractually agreed to limit the Small Cap Fund’s net annual operating expenses (excluding taxes, extraordinary expenses, reorganization expenses, brokerage commissions, and interest) to 1.10% (for the Investors Class) and 0.90% (for the Institutional Class) of the Small Cap Fund’s average daily net assets until at least January 31, 2016.  In addition, if at any point during the two fiscal years after the fiscal year in which the Adviser waived fees and/or made reimbursements, it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements to the extent such a recapture does not cause the Fund’s “Total Annual Fund Operating Expenses” to exceed the applicable expense limitation that was in effect at the time of the of the waiver or reimbursement.  Amounts recoverable are in the table below.  For the six months ended March 31, 2015, the Adviser waived $742,332 of its fees under this arrangement.

Period Ended	Amount Recoverable	Recoverable Through
September 30, 2014	$343,865	September 30, 2016

The SMid Cap Fund has entered into an Advisory Agreement with the Adviser to provide supervision and assistance in overall management services to the SMid Cap Fund.  Pursuant to the Advisory Agreement, the SMid Cap Fund pays the Adviser a fee, calculated daily and payable monthly, equal to an annual rate of 0.85% of average daily net assets of the SMid Cap Fund.  For the six months ended March 31, 2015, the SMid Cap Fund incurred advisory fees of $48,822.  The Adviser has contractually agreed to limit the SMid Cap Fund’s net annual operating expenses (excluding taxes, extraordinary expenses, reorganization expense, brokerage commissions and interest) to 1.35% (for the Investors Class) and 1.10% (for the Institutional Class) of the SMid Cap Fund’s average daily net assets until at least January 31, 2016.  In addition, if at any point during the two fiscal years after the fiscal year or period in which the Adviser waived fees and/or made reimbursements, it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements to the extent such a recapture does not cause the Fund’s “Total Annual Fund Operating Expenses” to exceed the applicable expense limitation that was in effect at the time of the of the waiver or reimbursement.  Amounts recoverable are in the table below.  For the six months ended March 31, 2015, the Adviser waived fees and reimbursed expenses of $53,507.

Period Ended	Amount Recoverable	Recoverable Through
September 30, 2014	$97,068	September 30, 2016

The Trust, on behalf of the Small Cap Fund, has adopted a distribution plan (the "Distribution Plan"), pursuant to Rule 12b-1 under the 1940 Act which permits the Small Cap Fund to pay certain expenses associated with the distribution of its shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Small Cap Fund.  The Distribution Plan provides that the Small Cap Fund will reimburse the Adviser for actual distribution and shareholder servicing expenses incurred by the Adviser not exceeding, on an annual basis, 0.25% of the Small Cap Fund's average daily net assets. The Board has determined to limit the distribution fees paid by Investors Class Shares of the Small Cap Fund to an annual rate of 0.05% of the average daily net assets attributable to Investors Class Shares through at least September 30, 2015. For the six months ended March 31, 2015, the Small Cap Fund's Investors Class incurred $146,956 in 12b-1 fees.

The Trust, on behalf of the Small Cap Fund and the Investors Class of the SMid Cap Fund, has adopted a Shareholder Servicing Plan, under which the Funds may enter into agreements with various shareholder servicing agents, including financial institutions and securities brokers (agents).  The Funds may pay a fee at an annual rate of up to 0.25% of the average daily net assets of the Investors Class Shares serviced by a particular agent. Institutional Class Shares of the Small Cap Fund may pay a fee at an annual rate of up to 0.10% of the average daily net assets of the Institutional Class Shares serviced by a particular agent.  For the six months ended March 31, 2015, the Small Cap incurred $42,347 and $734,777, for the Institutional and Investors Class, respectively, in Shareholder Servicing Fees. For the six months ended March 31, 2015, the SMid Cap Funds incurred $3,413 in Shareholder Servicing Fees.

Transfer Agent

Mutual Shareholder Services, LLC (“MSS”) acts as transfer, dividend disbursing, and shareholder servicing agent for the Funds pursuant to a written agreement with the Trust and the Adviser. Under the agreement, MSS is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

Administration

MSS also performs certain administrative tasks as administrator for the Funds pursuant to a written agreement with the Trust and the Adviser. MSS supervises all aspects of the operations of the Funds except those reserved by the Adviser under its service agreements with the Trust. MSS is responsible for calculating the Funds’ net asset value, preparing and maintaining the books and accounts specified in Rule 31a-1 and 31a-2 of the 1940 Act, preparing financial statements contained in reports to stockholders of the Funds, preparing reports and filing with the Securities and Exchange Commission, preparing filing with state Blue Sky authorities and maintaining the Funds’ financial accounts and records.

For the services to be rendered as administrator, fund accountant and transfer agent, for the Funds, each Fund shall pay MSS an annual fee, paid monthly, based on the average net assets of each Fund, as determined by valuations made as of the close of each business day of the month.

Certain directors and officers of the Adviser are trustees, officers or shareholders of the Funds.  These individuals receive benefits from the Adviser resulting from the fees paid to the Adviser by the Funds.  As of September 30, 2014,  MSS no longer provides an Assistant Treasurer to the Funds.

Distributor

Arbor Court Capital, LLC serves as distributor of the Funds.

Affiliated Investments

A company is considered an affiliate of a Fund under the 1940 Act if the Fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Accordingly, during the six months ended March 31, 2015, the following portfolio companies were considered to have been affiliates of the Small Cap Fund. Transactions in these companies during the six months ended March 31, 2015 were as follows:

	9/30/2014 Value	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	3/31/2015 Value	Net Realized Gains (Losses)	Dividend Income
Mesa Laboratories, Inc.	$10,500,648	$ 648,423	$ (1,549,172)	$ 3,040,301	$12,379,412	$ (260,788)	$ 58,035
National Research Corp., Class A	$ 5,724,400	$ 28,070	$ (139,732)	$ 644,735	$ 6,220,800	$ (36,673)	$ 51,720
National Research Corp., Class B	$ 7,791,000	$ 104,935	$ (398,093)	$ (961,736)	$ 6,483,104	$ (53,002)	$ 145,726
	$24,016,048	$ 781,428	$ (2,086,997)	$ 2,723,300	$25,083,316	$ (350,463)	$ 255,481

The shares held in companies considered to be affiliates of the Small Cap Fund as of the six months ended March 31, 2015 were as follows:

Shares
Mesa Laboratories, Inc.	171,460
National Research Corp., Class A	432,000
National Research Corp., Class B	202,597

Note 4. Concentration of Investments

The Small Cap Fund currently invests greater than 25% of its net assets in the technology sector and the healthcare sector. The SMid Cap Fund invests greater than 25% of its net assets in the producer durables sector. Concentration of investments in a particular sector poses additional risk since events unique to a sector could affect those securities. These events may not necessarily affect the whole economy.

Note 5. Investment Transactions

SMALL CAP FUND:

Investment transactions, excluding short-term investments, for the six months ended March 31, 2015, were as follows:

Purchases……………………………………………..………….…	$ 43,022,108
Sales……………………………………………………………….….	$ 122,233,118

SMID CAP FUND:

Investment transactions, excluding short-term investments, for the six months ended March 31, 2015, were as follows:

Purchases……………………………………………..………….…	$ 15,917,762
Sales……………………………………………………………….….	$ 312,400

Note 6. Federal Income Tax

SMALL CAP FUND:

For Federal Income Tax purposes, the cost of investments owned at March 31, 2015, is $473,686,140.  As of March 31, 2015, the gross unrealized appreciation on a tax basis totaled $226,868,197 and the gross unrealized depreciation totaled $20,507,626 for a net unrealized appreciation of $206,360,571.

As of September 30, 2014 the components of accumulated earnings on a tax basis were as follows:

Net unrealized appreciation

$  97,499,136

Accumulated net realized gain on investments

    16,198,621

Accumulated net investment loss

Late year losses

    (2,066,953)

Total

$111,630,804

The difference between the accumulated net realized gains for tax purposes and the accumulated net realized gains reported in the Statement of Assets and Liabilities is due to wash sale losses, which are required to be deferred for tax purposes. Net unrealized appreciation on a tax basis and the net unrealized appreciation on investments reported in the Statement of Assets and Liabilities differ by this same wash sale loss figure.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. During the fiscal year ended September 30, 2014, the Small Cap Fund incurred and elected to defer such late year losses of $2,066,953.

The tax character of distributions paid during the years ended September 30, 2014 and September 30, 2013:

	September 30, 2014	September 30, 2013
Ordinary income	$ 2,290,291	$ 298,991
Long term capital gain	9,774,900	1,295,192
Total	$ 12,065,191	$ 1,594,183

During the six months ended March 31, 2015, the Small Cap Fund did not pay any distributions.

SMID CAP FUND:

For Federal Income Tax purposes, the cost of investments owned at March 31, 2015 is $19,024,701.  As of March 31, 2015, the gross unrealized appreciation on a tax basis totaled $1,280,322 and the gross unrealized depreciation totaled $793,802 for a net unrealized appreciation of $486,520. During the six months ended March 31, 2015, the SMid Cap Fund did not pay any distributions. During the period January 21, 2014 (commencement of operations) through September 30, 2014, the SMid Cap Fund did not pay any distributions.

As of September 30, 2014 the components of accumulated earnings on a tax basis were as follows:

Net unrealized depreciation

$(310,505)

Accumulated net realized gain on investments

Undistributed net investment income

 -

Total

$(310,505)

The difference between the accumulated net realized gains for tax purposes and the accumulated net realized loss reported in the Statement of Assets and Liabilities is due to wash sale losses, which are required to be deferred for tax purposes. Net unrealized depreciation on a tax basis and the net unrealized depreciation on investments reported in the Statement of Assets and Liabilities differ by this same wash sale loss figure.

Note 7. Beneficial Interest

The following table summarizes the activity in Investors Class shares of the Small Cap Fund:

	For the Six Months Ended March 31, 2015		For the Year Ended September 30, 2014
	Shares	Value	Shares	Value
Issued	1,900,633	$ 62,565,825	14,082,169	$ 488,167,016
Reinvested	-	-	287,468	10,521,331
Redeemed	(16,425,234)	(214,021,868)	(10,578,882)	(354,375,678)
Total	(14,524,601)	$ (151,456,043)	3,790,755	$ 144,312,669

The following table summarizes the activity in Institutional Class shares of the Small Cap Fund:

	For the Six Months Ended March 31, 2015		For the Period August 13, 2014 (commencement of operations of the Small Cap Fund's Institutional Class) through September 30, 2014
	Shares	Value	Shares	Value
Issued	2,487,250	$ 82,921,325	1,413,551	$ 45,412,168
Reinvested	-	-	-	-
Redeemed	(382,400)	(12,888,466)	(2,787)	(86,897)
Total	2,104,850	$ 70,032,859	1,410,764	$ 45,325,271

The following table summarizes the activity in Investors Class shares of the SMid Cap Fund:

	For the Six Months Ended March 31, 2015		For the Period January 21, 2014 (commencement of operations of the SMid Cap Fund's Investors Class) through September 30, 2014
	Shares	Value	Shares	Value
Issued	27,774	$ 250,093	324,475	$ 3,154,401
Redeemed	(141,642)	(1,303,904)	(5,475)	(52,135)
Total	(113,868)	$ (1,053,811)	319,000	$ 3,102,266

The following table summarizes the activity in Institutional Class shares of the SMid Cap Fund:

	For the Period December 15, 2014 (commencement of operations of the SMid Cap Fund's Institutional Class) through March 31, 2015
	Shares	Value
Issued	1,888,485	$ 17,374,886
Redeemed	(38,654)	(361,248)
Total	1,849,831	$ 17,013,638

Note 8. Contingencies and Commitments

The Funds indemnify the Trust’s officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds.  Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

Note 9. Control & Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under section 2(a)(9) of the 1940 Act.  As of March 31, 2015, National Financial Service Corp., for the benefit of its customers, owned 41.81% of the Small Cap Fund.  As of March 31, 2015, Charles Schwab & Co., Inc., for the benefit of its customers, owned 77.67% of the SMid Cap Fund.

Note 10. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

CONESTOGA FUNDS

Trustees and Officers (Unaudited)

March 31, 2015

The business and affairs of the Funds are managed under the direction of the Trust’s Board of Trustees.  Information pertaining to the trustees and officers of the Trust are set forth below.  The Funds’ Statement of Additional Information includes additional information about the trustees and is available, without charge, upon request by calling toll free 1-800-320-7790.

Name & Year of Birth	Position(s) Held with the Funds	Term of Office and Length of Time Served[1]	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex[2] Overseen by Trustee	Other Directorships Held by Trustee[3]
Independent Trustees [4]:
William B. Blundin (1939)	Trustee	Since 2002	Chairman and CEO, Bransford Investment Partners, LLC (private asset management) since 1997; Senior Vice President of Bisys Group from 1995 to 1998; Vice Chairman and Founding Partner of Concord Holding Corp and Concord Financial Group from 1987 to 1995.	3	Trustee, the Saratoga Advantage Funds (14 investment portfolios) from 2003 to 2012
Nicholas J. Kovich (1956)	Trustee	Since 2002	Managing Director, Beach Investment Counsel, since 2011; President and Chief Executive Officer, Kovich Capital Management (private asset management) since 2001; Managing Director, Morgan Stanley Investment Management from 1996 to 2001; General Partner, Miller Anderson & Sherrerd from 1988 to 1996; Vice President, Waddell & Reed, Inc. from 1982 to 1988.	3	Trustee, the Milestone Funds (1 portfolio) from 2007 to 2011
James G. Logue (1956)	Trustee	Since 2013	Shareholder, McCausland Keen & Buckman (“MKB”) (attorneys at law) since 1991; Associate, MKB from 1987 to 1990.	3	None
Richard E. Ten Haken (1934)	Trustee	Since 2002

Chairman and President, Ten Haken & Associates, Inc.(financial management consulting); Chairman of the Board, Bryce Capital Mutual Funds from 2004 to 2006; President, JP Morgan Chase Mutual Funds from 1987 to 1992, Chairman of Audit Committee from 1992 to 2001, Independent Trustee from 1982 to 2001; President, Pinnacle Government Fund from 1987 to 1990; New York State Teachers Retirement System, Chairman of the Board and President from 1992 to 1994, Trustee from 1972 to 1994, Vice-Chairman of Board and Vice-President from 1977 to 1992; District Superintendent of Schools, State of New York from 1970 to 1993.

				3	None
John G. O’Brien (1941)	Trustee	Since 2014	Managing Director, Prairie Capital Management [5] since 2001; Vice Chairman and Director of Equity Capital Markets at George K. Baum & Co. 1997 to 2001; Managing Director & Senior Advisor at Credit Suisse First Boston from 1987 to 1997; Vice President at Goldman Sachs from 1969 to 1987.	3	None
Interested Trustees [4]:
William C. Martindale, Jr. [6] (1942)	Chairman of the Board, CEO & Trustee	Chairman since 2011, CEO since 2010 & Trustee since 2002	Managing Partner, Co-Founder and Chief Investment Officer of Conestoga Capital Advisors, LLC from 2001 to 2014.	3	None
Robert M. Mitchell[6] (1969)	Trustee & Treasurer	Trustee since 2011 & Treasurer since 2002	Managing Partner, Co-Founder and Portfolio Manager of Conestoga Capital Advisors, LLC since 2001.	3	None

CONESTOGA FUNDS

Trustees and Officers (Continued) (Unaudited)

March 31, 2015

Name & Year of Birth	Position(s) Held with the Funds; Term of Office and Length of Time Served[1]	Principal Occupation During Past Five Years
Officers:
Duane R. D’Orazio (1972)	Secretary since 2002; Chief Compliance Officer since 2004; Anti-Money Laundering Compliance Officer since 2008	Managing Partner and Co-Founder of Conestoga Capital Advisors, LLC since 2001 and Chief Compliance Officer of Conestoga Capital Advisors, LLC since 2007.
Mark S. Clewett (1968)	Senior Vice President since 2006	Director of Institutional Sales and Client Service of Conestoga Capital Advisors, LLC since 2006; Senior Vice President—Consultant Relationships for Delaware Investments from 1997 to 2005.
Joseph F. Monahan (1959)	Senior Vice President since 2009	Managing Partner, Portfolio Manager and Research Analyst of Conestoga Capital Advisors, LLC since 2008; Senior Vice President and Chief Financial Officer at McHugh Associates from 2001 to 2008.
David M. Lawson (1951)	Senior Vice President since 2009	Managing Partner, Portfolio Manager and Research Analyst of Conestoga Capital Advisors, LLC since 2008; President and Chief Operating Officer of McHugh Associates from 1995 to 2008.
Michelle L. Patterson (1976)	Vice President since 2003	Partner of Conestoga Capital Advisors, LLC since 2003; Operations and Marketing Analyst since 2001.
M. Lorri McQuade (1950)	Vice President since 2003	Partner of Conestoga Capital Advisors, LLC since 2003; Administrative Manager since 2001.
Alida Bakker-Castorano (1960)	Vice President since 2011

Operations Manager and Performance Analyst of Conestoga Capital Advisors, LLC since 2011; Client Service at Logan Capital from 2009 to 2011; Operations and Trading Support at McHugh Associates from 2001 to 2009.

Notes:

1

There is no defined term of office for service as a Trustee or Officer.  Each Trustee and Officer serves until the earlier of resignation, retirement, removal, death, or the election of a qualified successor.

2

The “Fund Complex” consists of the Funds and the Institutional Advisors LargeCap Fund.

3   Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934, as amended (i.e., “public companies"), or other investment companies registered under the 1940 Act.

4

Each Trustee may be contacted by writing to the trustee, c/o Conestoga Funds, CrossPoint at Valley Forge, 550 E. Swedesford Road, Suite 120 East, Wayne, PA 19087.

5     Prairie Capital Management, LLC is an investment adviser registered under the Investment Advisers Act of 1940, as amended, which has investments in the Conestoga Funds. Prairie Capital Management, LLC is a subsidiary of UMB Bank, N.A., the Funds’ custodian.

6     Mr. Mitchell is deemed to be an “interested person” of the Trust by reason of his position as Managing Partner of Conestoga Capital Advisors, LLC. Mr. Martindale is deemed to be an “interested person” of the Trust by reason of his ownership of nonvoting stock of Conestoga Capital Advisors, LLC.

CONESTOGA FUNDS

Additional Information

March 31, 2015 (Unaudited)

Availability of Quarterly Portfolio Schedule

The Funds file their complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q no later than 60 days following the close of the quarter.  You can obtain a copy, available without charge, on the SEC’s website at www.sec.gov beginning with the filing for the period ended December 31, 2004.  The Funds’ Forms N-Q may also be reviewed and copied at the SEC’s public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policy

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to portfolio securities and the Funds’ portfolio securities voting record for the 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-320-7790 and (ii) from Form N-PX filed by the Fund with the SEC’s website at www.sec.gov.

Statement of Additional Information

The Funds’ Statement of Additional Information ("SAI") include additional information about the trustees and is available, without charge, upon request.  You may call toll-free (800) 320-7790 to request a copy of the SAI or to make shareholder inquiries.

Tax Information (Unaudited)

During the year ended September 30, 2014, the Small Cap Fund's Investors Class paid a short term capital gain distribution of $0.12018 per share and a long term capital gain distribution of $0.51293 per share on December 27, 2013, for a total distribution of $12,065,191.

During the period August 14, 2014 (commencement of investment operations) through September 30, 2014, the Small Cap Fund's Institutional Class did not pay a distribution.

During the period January 21, 2014 (commencement of investment operations) through September 30, 2014, the SMid Cap Fund's Institutional Class did not pay a distribution.

During the six months or period ended March 31, 2015, the neither Fund paid a distribution.

Board of Trustees

Interested Trustees

William C. Martindale, Jr., Chairman

Robert M. Mitchell

Independent Trustees

William B. Blundin

Nicholas J. Kovich

James G. Logue

John G. O'Brien

Richard E. Ten Haken

Investment Adviser

Conestoga Capital Advisors, LLC

CrossPoint at Valley Forge

550 E. Swedesford Road, Suite 120 East

Wayne, PA 19087

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

8000 Towne Centre Drive, Suite 400

Broadview Heights, OH  44147

Custodian

UMB Bank, NA

928 Grand Blvd.

Kansas City, MO  64106

Distributor

Arbor Court Capital, LLC

2000 Auburn Drive, Suite 120

Cleveland, OH  44122

Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street 26th Floor

Philadelphia, PA  19103

Legal Counsel
Drinker Biddle & Reath LLP
One Logan Square Suite 2000

Philadelphia, PA  19103

Conestoga Funds' Officers

William C. Martindale, Jr., CEO

Duane R. D’Orazio, Secretary, Chief Compliance Officer, Anti-Money Laundering Officer

Robert M. Mitchell, Treasurer

Mark S. Clewett, Senior Vice President

Joseph F. Monahan, Senior Vice President

David M. Lawson, Senior Vice President

Michelle L. Patterson, Vice President

M. Lorri McQuade, Vice President

Alida Bakker-Castorano, Vice President

This report is provided for the general information of the shareholders of the Conestoga Small Cap and SMid Cap Funds. This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus.

Institutional Advisors

LargeCap Fund

M a n a g e d   B y

Institutional Advisors LLC

SEMI-ANNUAL REPORT

March 31, 2015

(Unaudited)

Manager’s Letter

As of March 31, 2015

Dear Fellow Shareholders,

The Standard & Poor’s 500 Index (the “S&P 500”) advanced in the first quarter of 2015 by +0.95% for its ninth straight quarterly advance. Investors experienced a roller coaster ride as the market went down in January, up in February, and down in March, only to end up approximately where it started. The economy began to send out mixed signals. A slowdown in economic growth became evident due to companies slowing down the pace of inventory purchases as well as decreased capital expenditures on equipment. Other areas of our economy showed continued strength as consumer spending increased the fastest since 2006, and existing home sales rose at a pace not seen since 2008. Given the current outlook on the economy and inflation remaining well below what the Federal Reserve (the “Fed”) sees as ideal, the question remains when an interest rate hike will occur. The Fed has not increased interest rates since June 2006, but removed the word “patient” with respect to the timing of any future interest rate hikes. Current expectations are for rates to start advancing in the second half of this year.

Within the S&P 500, the best performing industry sectors in the first quarter of 2015 were Health Care (+6.53%) and Consumer Discretionary (+4.80%), while the worst performers were Utilities (-5.17%) and Energy (-2.85%). Investors generally favored stable over cyclical, growth over value, and low beta over high beta. The market also showed a bias towards small over large capitalization stocks.

The total return of the Institutional Advisors LargeCap Fund (“IALFX”) for the first quarter of 2015 was  -0.61% versus the S&P 500’s return of +0.95%.  In the first quarter, stock selection in the Consumer Staples sector produced our largest relative performance led by Walgreens Boots Alliance (WBA), which advanced +11.61%, while the sector produced a +0.99% return. Stock selection in the Consumer Discretionary sector was the biggest drag on our relative performance, where Genuine Parts Co. (GPC) significantly underperformed the sector. Our best sector allocation performance came from the Utilities sector where we were void in the worst performing sector.

We believe it is essential to strike a balance between investors’ desire for return and their aversion to risk. IALFX continues to provide strong relative performance with a focus on managing downside risk and participation in the market’s upside potential.  The historical results of this strategy show lower price volatility, superior financial strength, more stable earnings growth than the S&P 500, and strong relative performance over longer time periods. We remain committed to a disciplined equity strategy that places a premium on companies with strong profitability, attractive valuations, and consistent earnings growth.

Sincerely,

Terry L. Morris

Senior Equity Manager

INSTITUTIONAL ADVISORS LARGECAP FUND

Expense Example (Unaudited)

As a shareholder of the Institutional Advisors LargeCap Fund (the “Fund”), you incur the following costs: management fees, trustee fees, distribution fees, and transaction costs.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2014 through March 31, 2015.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in this Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Institutional Advisors LargeCap Fund:

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	October 1, 2014	March 31, 2015	October 1, 2014 through March 31, 2015

Actual	$1,000.00	$1,050.25	$6.19
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.90	$6.09

* Expenses are equal to the Fund's annualized expense ratio of 1.21%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one half year period).

INSTITUTIONAL ADVISORS LARGECAP FUND

Portfolio Holdings

March 31, 2015

(Unaudited)

The following chart gives a visual breakdown of the Fund by the sectors as defined by the Global Industry Classification Standard developed by Morgan Stanley in collaboration with Standard and Poor’s.  The underlying securities represent a percentage of the total net assets.  The total net assets of the Fund on March 31, 2015 were $ 67,171,536.

Consumer Discretionary
14.11%
Consumer Staples
12.59%
Energy
4.46%
Financials
13.23%
Health Care
15.32%
Industrials
11.52%
Information Technology
24.83%
Materials
3.34%
Short-term Investments
0.47%
Other Assets in Excess of Liabilities *
0.13%
0.00%
5.00%
10.00%
15.00%
20.00%
25.00%
30.00%

*Other Assets in Excess of Liabilities is not a sector.

INSTITUTIONAL ADVISORS LARGECAP FUND
Schedule of Investments
March 31, 2015 (Unaudited)

			% of Total
Shares		Value	Net Assets
COMMON STOCKS
Consumer Discretionary

Distributors
25,521	Genuine Parts Co.	$2,378,302
Multiline Retail
36,361	Macy's, Inc.	2,360,192
Specialty Retail
32,572	The TJX Companies, Inc.	2,281,669
Textiles, Apparel & Luxury Goods
32,625	VF Corp.	2,456,989

Consumer Discretionary Sector Total		9,477,152	14.11%

Consumer Staples

Beverages
21,627	PepsiCo, Inc.	2,067,974
Food Products
18,049	Archer-Daniels-Midland Co.	855,523
20,259	McCormick & Co.	1,562,171
Food Products Total		2,417,694
Food & Staples Retailing
21,311	Walgreen Co.	1,804,616
Household Products
31,204	Colgate Palmolive Co.	2,163,685

Consumer Staples Sector Total		8,453,969	12.59%

Energy

Energy Equipment & Services
13,944	Schlumberger Ltd. (France)	1,163,487
Oil, Gas & Consumable Fuels
21,522	Exxon Mobil Corp.	1,829,370

Energy Sector Total		2,992,857	4.46%

The accompanying notes are an integral part of the financial statements.

INSTITUTIONAL ADVISORS LARGECAP FUND
Schedule of Investments (Continued)
March 31, 2015 (Unaudited)

COMMON STOCKS (Continued)
			% of Total
Shares		Value	Net Assets

Financials

Banks
24,048	BB&T Corp.	$937,632
59,198	US Bancorp	2,585,177
Banks Total		3,522,809
Consumer Finance
35,414	Discover Financial Services	1,995,579
Insurance
41,465	Marsh & McLennan Companies, Inc.	2,325,772
18,943	Torchmark Corp.	1,040,350
Insurance Total		3,366,122

Financials Sector Total		8,884,510	13.23%
Health Care

Health Care Equipment & Supplies
19,151	Baxter International, Inc.	1,311,843
30,625	Medtronic, Inc. (Ireland)	2,388,444
Health Care Equipment & Supplies Total		3,700,287
Health Care Providers & Services
18,365	Laboratory Corp. of America Holdings *	2,315,643
10,156	McKesson Corp.	2,297,287
Health Care Providers & Services Total		4,612,930
Pharmaceuticals
19,680	Johnson & Johnson	1,979,808

Health Care Sector Total		10,293,025	15.32%

Industrials

Aerospace & Defense
17,049	Raytheon Co.	1,862,603
14,944	United Technologies Corp.	1,751,437
Aerospace & Defense Total		3,614,040
Air Freight & Logistics
15,839	C.H. Robinson Worldwide, Inc.	1,159,732

The accompanying notes are an integral part of the financial statements.

INSTITUTIONAL ADVISORS LARGECAP FUND
Schedule of Investments (Continued)
March 31, 2015 (Unaudited)

COMMON STOCKS (Continued)
			% of Total
Shares		Value	Net Assets

Industrials (Continued)

Machinery
14,892	Dover Corp.	$1,029,335
Road & Rail
17,891	Union Pacific Corp.	1,937,774

Industrials Sector Total		7,740,881	11.52%

Information Technology

Communications Equipment
73,932	Cisco Systems, Inc.	2,034,978
20,364	Qualcomm, Inc	1,412,040
Communications Equipment Total		3,447,018
Electronic Equipment, Instruments, & Components
26,573	TE Connectivity Ltd. (Switzerland)	1,903,158
IT Services
8,630	International Business Machines, Inc.	1,385,115
Semiconductors & Semiconductor Equipment
63,882	Intel Corp.	1,997,590
Software
59,514	Microsoft Corp.	2,419,542
51,568	Oracle Corp.	2,225,159
Software Total		4,644,701
Technology Hardware, Storage, & Peripherals
26,521	Apple, Inc.	3,300,008

Information Technology Sector Total		16,677,590	24.83%

Materials

Containers & Packaging
31,730	Ball Corp.	2,241,407

Materials Sector Total		2,241,407	3.34%

TOTAL COMMON STOCKS
	(Cost $42,249,833)	66,761,391	99.40%

The accompanying notes are an integral part of the financial statements.

INSTITUTIONAL ADVISORS LARGECAP FUND
Schedule of Investments (Continued)
March 31, 2015 (Unaudited)
		Value	% of Total
			Net Assets
SHORT-TERM INVESTMENTS
318,634	UMB Bank Money Market Fiduciary 0.01% **	318,634	0.47%
(Cost $318,634)

TOTAL INVESTMENTS
(Cost $42,568,467)		67,080,025	99.87%

Other Assets in Excess of Liabilities		91,511	0.13%

TOTAL NET ASSETS		$67,171,536	100.00%

* Non-income producing securities during the year.
** Variable rate security; the rate shown represents the yield at March 31, 2015.

The accompanying notes are an integral part of the financial statements.

INSTITUTIONAL ADVISORS LARGECAP FUND

Statement of Assets and Liabilities
March 31, 2015 (Unaudited)

Assets:
Investments, at Value (Cost $42,568,467)	$67,080,025
Receivables:
Shareholder Subscriptions	103,227
Dividends and Interest	123,138
Total Assets	67,306,390
Liabilities:
Shareholder Redemptions Payable	49,119
Investment Advisory Fees Payable	63,346
Distribution Fees Payable	7,123
Trustee Fees Payable	15,266
Total Liabilities	134,854

Net Assets	$67,171,536

Net Assets Consist of:
Beneficial Interest Paid-In	$41,549,760
Undistributed Net Investment Income	197,908
Accumulated Net Realized Gain on Investments	912,310
Net Unrealized Appreciation in Value of Investments	24,511,558
Net Assets, for 3,144,650 Shares of Beneficial Interest Outstanding,
Unlimited Number of Shares Authorized with a $0.001 Par Value	$67,171,536
Net Asset Value, Offering Price and Redemption Price
Per Share ($67,171,536/3,144,650 shares)	$21.36

The accompanying notes are an integral part of the financial statements.

The accompanying notes are an integral part of the financial statements.

INSTITUTIONAL ADVISORS LARGECAP FUND

Statement of Operations
For the Six Months Ended
March 31, 2015 (Unaudited)

Investment Income:
Dividends	$671,475
Interest	29
Total Investment Income	671,504
Expenses:
Investment advisory fees (Note 3)	395,614
Distribution fees (Note 3)	3,353
Trustees' fees and expenses	33,527
Total Expenses	432,494
Less: Advisory fees waived (Note 3)	(26,821)
Net Expenses	405,673

Net Investment Income	265,831

Realized and Unrealized Gain on Investments:
Net realized gain on investments	1,200,385
Net change in unrealized appreciation on investments	1,980,030
Net realized and unrealized gain on investments	3,180,415

Net increase in net assets resulting from operations	$3,446,246

The accompanying notes are an integral part of the financial statements.

The accompanying notes are an integral part of the financial statements.

INSTITUTIONAL ADVISORS LARGECAP FUND

Statements of Changes in Net Assets

	(Unaudited)
	For the Six	For the Year
	Months Ended	Ended
	3/31/2015	9/30/2014
Increase (Decrease) In Net Assets
From Operations:
Net investment income	$265,831	$536,638
Net realized gain on investments	1,200,385	5,039,371
Net change in unrealized appreciation on investments	1,980,030	5,680,080
Net increase in net assets resulting from operations	3,446,246	11,256,089
Distributions to shareholders from:
Net investment income	(504,226)	(628,144)
Realized Gains	(5,054,450)	(3,305,736)
Total Distributions	(5,558,676)	(3,933,880)
From Fund share transactions:
Proceeds from sale of shares	7,441,523	7,945,718
Shares issued on reinvestment of distributions	727,691	497,570
Cost of shares redeemed	(5,728,997)	(12,059,116)
Total increase (decrease) in net assets resulting from Fund share transactions	2,440,217	(3,615,828)

Total increase in net assets	327,787	3,706,381

Net Assets at Beginning of Period	66,843,749	63,137,368
Net Assets at End of Period (Includes undistributed net
investment income of $197,908 and $436,303, respectively)	$67,171,536	$66,843,749

The accompanying notes are an integral part of the financial statements.

INSTITUTIONAL ADVISORS LARGECAP FUND

Financial Highlights

Selected data for a share outstanding throughout each period:

INSTITUTIONAL ADVISORS LARGECAP FUND

Financial Highlights

Selected data for a share outstanding throughout each period:

	(Unaudited)
	For the Six		For the	For the	For the	For the		For the
	Months Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	March 31, 2015		September 30, 2014	September 30, 2013	September 30, 2012	September 30, 2011		September 30, 2010

Net asset value - beginning of period	$22.08		$19.74	$17.62	$14.29	$14.12		$12.76

Net investment income (b)	0.09		0.17	0.24	0.15	0.10		0.07
Net realized and unrealized gain on investments	1.06		3.45	2.27	3.47	0.45	(a)	1.34
Total from investment operations	1.15		3.62	2.51	3.62	0.55		1.41

Distributions from:
Net investment income	(0.17)		(0.20)	(0.21)	(0.09)	(0.09)		(0.05)
Realized gains	(1.70)		(1.08)	(0.18)	(0.20)	(0.29)		−
Total distributions	(1.87)		(1.28)	(0.39)	(0.29)	(0.38)		(0.05)

Net asset value - end of period	$21.36		$22.08	$19.74	$17.62	$14.29		$14.12

Total return	5.02%	(c)	18.89%	14.66%	25.65%	3.73%		11.02%
Ratios/supplemental data
Net Assets - end of period (thousands)	$67,172		$66,844	$63,137	$58,909	$50,053		$21,848

Before waivers
Ratio of expenses to average net assets	1.29%	(d)	1.29%	1.29%	1.78%	1.87%		1.88%
Ratio of net investment income (loss) to average net assets	0.71%	(d)	0.74%	1.22%	0.50%	0.11%		(0.05)%

After waivers
Ratio of expenses to average net assets	1.21%	(d)	1.21%	1.21%	1.34%	1.35%		1.35%
Ratio of net investment income to average net assets	0.79%	(d)	0.82%	1.30%	0.94%	0.63%		0.48%

Portfolio turnover rate	11.19%	(c)	19.52%	24.23%	26.84%	25.93%		24.96%

(a)  The amount of net gain from securities (both realized and unrealized) per share may not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Fund shares during the period.

(b) Per share net investment income has been determined on the basis of average number of shares outstanding during the period.
(c) Not Annualized.
(d) Annualized.

The accompanying notes are an integral part of the financial statements.

INSTITUTIONAL ADVISORS LARGECAP FUND

Notes to Financial Statements

March 31, 2015 (Unaudited)

Note 1. Organization

Conestoga Funds (the “Trust”) was organized as a Delaware statutory trust on February 5, 2002.  The Trust consists of three series: the Institutional Advisors LargeCap Fund (the “Fund”), the Conestoga Small Cap Fund, and the Conestoga SMid Cap Fund.  The Trust is registered as an open-end diversified management investment company of the series type under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s investment strategy is to provide long-term growth of capital.  The Fund's registration statement became effective with the Securities and Exchange Commission (the “SEC”), and the Fund commenced operations on March 31, 2009.  The Fund’s investment adviser is Institutional Advisors LLC (the “Adviser”).

Note 2.  Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation - Securities that are traded on any exchange are valued at the last quoted sale price on the primary exchange.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Fund’s Adviser, the last bid price does not accurately reflect the current value of the security.  All other securities for which over-the-counter market quotations are readily available are valued at their last bid price.  When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the “Board”).

Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-level hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The three-level hierarchy of inputs is summarized below:

INSTITUTIONAL ADVISORS LARGECAP FUND

Notes to Financial Statements (Continued)

March 31, 2015 (Unaudited)

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table presents information about the Fund’s assets measured at fair value as of March 31, 2015, by major security type:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Balance as of March 31, 2015
	(Level 1)	(Level 2)	(Level 3)	(Total)
Assets
Short-Term Investments	$ 318,634	---	---	$ 318,634
Common Stocks	66,761,391	---	---	66,761,391
Total	$ 67,080,025	---	---	$ 67,080,025

At March 31, 2015, there had been no significant transfers among Levels 1, 2, or 3 based upon the input levels assigned on September 30, 2014. It is the Fund’s policy to record transfers into or out of fair value levels at the end of the reporting period. For a further breakdown of each investment by industry, please refer to the Schedule of Investments. The Fund did not hold any Level 3 securities during the six months ended March 31, 2015.

Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any realized capital gains.  Therefore, no federal income or excise tax provision is required.

GAAP provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements and requires the evaluation of tax positions taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" to be sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof.  Management has evaluated the Funds’ tax positions as of March 31, 2015, and has determined that none of them are uncertain.

Management has reviewed all taxable years that are open for examination (i.e., not barred by the applicable statute of limitations) by taxing authorities of all major jurisdictions, including the Internal Revenue Service. Tax returns filed within the three years ended (2012-2014) are open for examination. No examination of any of the Fund’s tax returns is currently in progress.

INSTITUTIONAL ADVISORS LARGECAP FUND

Notes to Financial Statements (Continued)

March 31, 2015 (Unaudited)

Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income and capital gains to its shareholders on an annual basis.  Income and capital gain distributions to shareholders are determined in accordance with income tax regulations, which may differ from GAAP.  Those differences are primarily due to differing treatments for net investment losses and deferral of wash sale losses and post-October losses.  Distributions to shareholders are recorded on the ex-dividend date.

Security Transactions and Investment Income - The Fund records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Other – Permanent book/tax differences are reclassified among the components of capital.

Estimates - Preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Expenses -  Expenses incurred by the Trust that do not relate to a specific fund or the Trust will be allocated to the individual funds based on each fund's relative net assets or another appropriate basis (as determined by the Trustees).

Note 3. Investment Advisory Agreement and Other Related Party Transactions

The Fund has entered into an Investment Advisory Agreement with the Adviser to provide supervision and assistance in the overall management services to the Fund.  Under the terms of the Investment Advisory Agreement, the Adviser pays all Fund expenses with the exception of the fees and expenses of Independent Trustees, 12b-1 fees, brokerage commissions, shareholder servicing fees, taxes, interest, and other expenditures that are capitalized in accordance with generally accepted accounting principles, and extraordinary costs.  The Investment Advisory Agreement also provides that the Adviser supervises and assists in the overall management of the Fund’s affairs subject to the authority of the Board.  Pursuant to the Investment Advisory Agreement, the Fund pays the Adviser a monthly fee calculated at an annual rate of 1.18% of the Fund’s average daily net assets.

For the six months ended March 31, 2015, the total investment advisory fees incurred by the Fund were $395,614.

The Adviser contractually agreed to limit the Fund’s expense ratio to 1.20% of the Fund’s average daily net assets until at least February 1, 2016, excluding 12b-1 distribution fees, shareholder servicing fees, trustee

INSTITUTIONAL ADVISORS LARGECAP FUND

Notes to Financial Statements (Continued)

March 31, 2015 (Unaudited)

fees, interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.  The Adviser may not recoup any of the fees waived pursuant to this contractual waiver.  For the six months ended March 31, 2015, the Adviser waived $26,821 under this arrangement.

The Trust, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “Distribution Plan”).  Rule 12b-1 provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of such mutual fund except pursuant to a plan adopted by the fund under Rule 12b-1.  The Distribution Plan provides that the Fund may incur distribution expenses related to the sale of shares of up to 0.25% per annum of the Fund’s average daily net assets.  During the six months ended March 31, 2015, the Fund incurred $3,353 under the Distribution Plan.

The Distribution Plan provides that the Fund may finance activities that are primarily intended to result in the sale of the Fund’s shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and payments to dealers and shareholder servicing agents who enter into agreements with the Fund.

The Trust, on behalf of the Fund, has adopted a shareholder servicing plan (the “Shareholder Servicing Plan”).  Payments made under the Shareholder Servicing Plan to shareholder servicing agents (which may include affiliates of the Adviser) are for administrative support services to customers who may from time to time beneficially own shares and may be up to 0.25% per annum of the Fund’s average daily net assets.  These services may include: (i) establishing and maintaining accounts and records relating to shareholders; (ii) processing dividend and distribution payments from the Fund on behalf of shareholders; (iii) providing information periodically to shareholders showing their positions in shares and integrating such statements with those of other transactions and balances in shareholders’ other accounts serviced by such financial institution; (iv) arranging for bank wires; (v) responding to shareholder inquiries relating to the services performed; (vi) responding to routine inquiries from shareholders concerning their investments; (vii) providing subaccounting with respect to shares beneficially owned by shareholders, or the information to the Fund necessary for subaccounting; (viii) if required by law, forwarding shareholder communications from the Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders; (ix) assisting in processing purchase, exchange and redemption requests from shareholders and in placing such orders with the Trust’s service contractors; (x) assisting shareholders in changing dividend options, account designations and addresses; (xi) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; and (xii) providing such other similar services as the Fund may reasonably request to the extent that the agent is permitted to do so under applicable statutes, rules and regulations.  The Fund presently does not have any such shareholder agreements in effect and is not accruing fees under the Shareholder Servicing Plan.

INSTITUTIONAL ADVISORS LARGECAP FUND

Notes to Financial Statements (Continued)

March 31, 2015 (Unaudited)

At an in-person meeting held on November 5, 2014, the Board considered the annual renewal of the Investment Advisory Agreement with the Adviser on behalf of the Fund, a copy of which was included in the meeting materials.

In evaluating the Investment Advisory Agreement, generally the Board relied upon its knowledge of the Adviser, the Adviser’s services and the Fund, resulting from the Board’s meetings and interactions with management throughout the year.  The Board also relied upon written materials and oral presentations regarding the Investment Advisory Agreement, which the Board had received throughout the year and also specifically in preparation for its consideration of the renewal of the Investment Advisory Agreement.

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the Investment Advisory Agreement, including portfolio management, investment research, equity securities trading, and percentage of time devoted to the Fund.  The Board also reviewed and considered the nature and extent of the non-advisory services provided, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities.  The Board considered the support the Adviser receives as a wholly-owned subsidiary of National Penn Bancshares, Inc. (“National Penn”), noting that the Adviser shares certain personnel with National Penn.

The Board placed a significant emphasis on the investment performance of the Fund. While consideration was given to performance reports and discussions throughout the year, particular attention in assessing performance was given to information furnished in connection with the contract renewal comparing the Fund’s average returns to the S&P 500, Lipper Large Cap Core and Morningstar Large Blend average returns and the performance history of the Fund compared to other large cap mutual funds.  The Board noted that the Fund produced returns in excess of the Morningstar Large Blend category, net of fees, on a year-to-date, 1-year, and 5-year trailing annual basis; and also noted the Fund’s comparatively lower risk management style. The Board found such overall comparative results to be satisfactory.

The Board considered the total expense ratio and advisory fee of the Fund compared to other large cap mutual funds.  The Board noted that the Fund paid a management fee that included both advisory and administrative services, and the Board determined that the Fund’s total expenses to those of its peers was a more appropriate comparison than the Fund’s advisory fees to those of its peers.  The Board also considered the advisory fees paid by the Fund to the Adviser compared to the advisory fees charged by the Adviser to separate accounts. While intending to continuously monitor the fee structure of the Fund, the Board found the expense structure, including the advisory fees paid by the Fund to the Adviser, to be acceptable in view of the nature and structure of fund operations and the Adviser’s contractual agreement to limit fund operating expenses.  The Board also concluded that the advisory fees paid by the Fund to the Adviser were reasonable in comparison to the advisory fees charged by the Adviser to other separate accounts, particularly when considering that none of the separate accounts that pay advisory fees to the Adviser have a unitary fee structure.

The Board reviewed the costs of the services provided by the Adviser to the Fund and discussed the profitability of the Adviser with respect to such services.  The Board considered “fall-out benefits” that could be derived by the Adviser and its affiliates from its relationship with the Fund. The Board also

INSTITUTIONAL ADVISORS LARGECAP FUND

Notes to Financial Statements (Continued)

March 31, 2015 (Unaudited)

considered the Adviser’s use of “soft dollar” arrangements.  Under such arrangements, it was noted, brokerage commissions paid by the Fund and/or other accounts managed by the Adviser would be used to pay for research that a securities broker obtains from third parties.

The Board considered the asset size of the Fund and potential economies of scale in the future.

In consultation with Independent Trustee counsel, the Board determined that they had been provided with sufficient information with which to approve the Investment Advisory Agreement for another year on behalf of the Fund. Based on all of the above factors, with no single factor being determinative and each Trustee not necessarily attributing the same weight to each factor, the Board concluded that: i) the nature, extent, and quality of the services provided by the Adviser were appropriate for the proper management of the Fund’s assets, and that the Adviser demonstrated that it possessed the capability and resources to perform the duties required of it under the Investment Advisory Agreement; ii) the Fund’s performance was satisfactory when compared to the performance of relevant market indices and to other large cap mutual funds; iii)  the current profitability of the Fund to the Adviser appeared reasonable; and iv) the Fund’s small asset size meant that economies of scale were not yet achievable. The Board determined that it was in the best interests of the Fund’s shareholders to approve the continuation of the Investment Advisory Agreement.

The Board also concluded that the fees paid by the Fund to the Adviser, in light of the overall expense structure of the Fund, were reasonable and appropriate when compared to the total expenses of other funds in its peer group, and when compared to the fees paid to the Adviser by other entities considering the varying levels of services provided to such entities.

The Board approved the continuation of the Investment Advisory Agreement between the Trust, on behalf of the Fund, and the Adviser, dated February 5, 2015, through February 5, 2016.

Transfer Agent

Mutual Shareholder Services, LLC (“MSS”) acts as transfer, dividend disbursing, and shareholder servicing agent for the Fund pursuant to a written agreement with the Trust and the Adviser. Under the agreement, MSS is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

Administration

MSS also performs certain administrative tasks as administrator for the Fund pursuant to a written agreement with the Trust and the Adviser. MSS supervises all aspects of the operations of the Fund except those reserved by the Fund’s investment Adviser under its service agreements with the Trust. MSS is responsible for calculating the Fund’s net asset value, preparing and maintaining the books and accounts specified in Rule 31a-1 and 31a-2 of the 1940 Act, preparing financial statements contained in reports to stockholders of the Fund, preparing reports and filing with the SEC, preparing filing with state Blue Sky authorities and maintaining the Fund’s financial accounts and records.

INSTITUTIONAL ADVISORS LARGECAP FUND

Notes to Financial Statements (Continued)

March 31, 2015 (Unaudited)

For the services to be rendered as administrator, fund accountant and transfer agent, the Adviser shall pay MSS an annual fee, paid monthly, based on the average net assets of the Fund, as determined by valuations made as of the close of each business day of the month.

Certain directors and officers of the Adviser are trustees, officers or shareholders of the Fund.  These individuals receive benefits from the Adviser resulting from the fees paid to the Adviser by the Fund.

Note 4. Beneficial Interest

As of March 31, 2015, there were an unlimited number of shares of beneficial interest authorized with a $0.001 par value per share.  The following table summarizes the activity in shares of the Fund:

	For the Six Months Ended 3/31/2015		For the Year Ended 9/30/2014
	Shares	Value	Shares	Value
Issued	344,029	$ 7,441,523	377,153	$ 7,945,718
Reinvested	33,350	727,691	24,439	497,570
Redeemed	(260,756)	(5,728,997	(571,709)	(12,059,116)
Total	116,623	$ 2,440,217	(170,117)	$ (3,615,828)

Note 5.  Investments

Investment transactions, excluding short term investments, for the six months ended March 31, 2015, were as follows:

Purchases……………………………………………..………….…	$ 7,445,442
Sales……………………………………………………………….….	$ 10,011,267

INSTITUTIONAL ADVISORS LARGECAP FUND

Notes to Financial Statements (Continued)

March 31, 2015 (Unaudited)

Note 6.  Federal Income Tax

For Federal Income Tax purposes, the cost of investments owned at March 31, 2015, was $42,568,467.  As of March 31, 2015, the gross unrealized appreciation on a tax basis totaled $24,826,742 and the gross unrealized depreciation totaled $315,184 for a net unrealized appreciation of $24,511,558.

The tax character of distributions paid during the six months ended March 31, 2015 and year ended September 30, 2014:

	March 31, 2015	September 30, 2014
Ordinary income	$ 504,226	$ 854,516
Long Term Capital Gain	5,054,450	3,079,364
Total	$5,558,676	$3,933,880

As of September 30, 2014, the Fund’s most recent tax year-end, the components of accumulated income/(losses) on a tax basis were as follows:

Net unrealized appreciation	$ 22,460,335
Accumulated net realized gain	4,541,983
Undistributed ordinary income	731,888
Total	$ 27,734,206

Note 7. Contingencies & Commitments

The Fund indemnifies the Trust’s officers and trustees for certain liabilities that might arise from the performance of their duties to the Fund.  Additionally, in the normal course of business, the Fund enters into contracts that contain various representations and warranties and provide general indemnifications.  The Fund’s maximum exposure under these arrangements is dependent on future claims against the Fund and is presently unknown.  However, the Fund considers the risk of loss from such potential claims to be remote.

INSTITUTIONAL ADVISORS LARGECAP FUND

Notes to Financial Statements (Continued)

March 31, 2015 (Unaudited)

Note 8. Control and Ownership of Shares

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of March 31,

2015, NFS LLC Custodian f/b/o National Penn Investors Trust Company, in aggregate, owned approximately 94.83% of the Fund’s shares and may be deemed to control the Fund.

Note 9. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

INSTITUTIONAL ADVISORS LARGECAP FUND

March 31, 2015

Trustees and Officers

(Unaudited)

The business and affairs of the Fund are managed under the direction of the Trust's Board of Trustees.  Information pertaining to the Trustees and Officers of the Trust are set forth below.  The Fund's Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling toll free 1-800-292-2660.

Name (Birth Year)	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex[2] Overseen by Trustee	Other Directorships Held by Trustee[3]
Independent Trustees[4]:
William B. Blundin (1939)	Trustee since 2002	Chairman and CEO, Bransford Investment Partners, LLC (private asset management) since 1997; Senior Vice President of Bisys Group from 1995 to 1998; Vice President and Founding Partner of Concord Holding Corp and Concord Financial Group from 1987 to 1995.	3	Trustee, the Saratoga Advantage Funds (14 investment portfolios) from 2003 to 2012
Nicholas J. Kovich (1956)	Trustee since 2002	Managing Director, Beach Investment Counsel, since 2011; President and Chief Executive Officer, Kovich Capital Management (private asset management) since 2001; Managing Director, Morgan Stanley Investment Management from 1996 to 2001; General Partner, Miller Anderson & Sherrerd from 1988 to 1996; Vice President, Waddell & Reed, Inc. from 1982 to 1988.	3	Trustee, the Milestone Funds (1 portfolio) from 2007 to 2011
James G. Logue (1956)	Trustee since 2013	Shareholder, McCausland Keen & Buckman (“MKB”) (attorneys at law) since 1991; Associate, MKB from 1987 to 1990.	3	None
John G. O’Brien (1941)	Trustee since 2014	Managing Director, Prairie Capital Management[5] since 2001; Vice Chairman and Director of Equity Capital Markets, George K. Baum & Co. 1997 to 2001; Managing Director & Senior Advisor, Credit Suisse First Boston from 1987 to 1997; Vice President, Goldman Sachs from 1969 to 1987.	3	None
Richard E. Ten Haken (1934)	Trustee since 2002

Chairman and President, Ten Haken & Associates, Inc.(financial management consulting); Chairman of the Board, Bryce Capital Mutual Funds from 2004 to 2006; President, JP Morgan Chase Mutual Funds from 1987 to 1992, Chairman of Audit Committee from 1992 to 2001, Independent Trustee from 1982 to 2001; President, Pinnacle Government Fund from 1987 to 1990; New York State Teachers Retirement System, Chairman of the Board and President from 1992 to 1994, Trustee from 1972 to 1994, Vice-Chairman of Board and Vice-President from 1977 to 1992; District Superintendent of Schools, State of New York from 1970 to 1993.

			3	None

INSTITUTIONAL ADVISORS LARGECAP FUND

March 31, 2015

Trustees and Officers (Continued)

(Unaudited)

Interested Trustees[4]:
Robert M. Mitchell[6] (1969)	Trustee since 2011 & Treasurer since 2002	Managing Partner, Co-Founder and Portfolio Manager of Conestoga Capital Advisors, LLC (“CCA”) since 2001.	3	None
William C. Martindale, Jr.[6] (1942)	Chairman of the Board since 2011, CEO since 2010 & Trustee since 2002	Managing Partner, Co-Founder and Chief Investment Officer of CCA from 2001 to 2014.	3	None

Officers:
Name & Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation During Past Five Years
Duane R. D’Orazio (1972)	Secretary since 2002; Chief Compliance Officer since 2004; Anti-Money Laundering Compliance Officer since 2008	Managing Partner, Co-Founder, and Chief Compliance Officer of CCA since 2001.
Mark S. Clewett (1968)	Senior Vice President since 2006	Director of Institutional Sales and Client Service for CCA since 2006; Senior Vice President of Consultant Relations for Delaware Investments from 1997 to 2005.
Joseph F. Monahan (1959)	Senior Vice President since 2009	Managing Partner, Portfolio Manager, and Research Analyst for CCA since 2008; Senior Vice President and Chief Financial Officer of McHugh Associates from 2001 to 2008.
David M. Lawson (1951)	Senior Vice President since 2009	Managing Partner, Portfolio Manager, and Research Analyst for CCA since 2008; President and Chief Operating Officer of McHugh Associates from 1995 to 2008.

INSTITUTIONAL ADVISORS LARGECAP FUND

March 31, 2015

Trustees and Officers (Continued)

(Unaudited)

Name & Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation During Past Five Years
M. Lorri McQuade (1950)	Vice President since 2003	Partner since 2003; Administrative Manager of CCA since 2001.
Michelle L. Patterson (1976)	Vice President since 2003	Partner since 2003; Operations and Marketing Analyst of CCA since 2001.
Alida Bakker-Castorano (1960)	Vice President since 2012	Operations Manager and Performance Analyst of CCA since 2011; Client Service at Logan Capital from 2009 to 2011; Operations and Trading Support at McHugh Associates from 2001 to 2009.

Notes:

1

There is no defined term of office for service as a Trustee or officer.  Each Trustee and officer serves until the earlier of resignation, retirement, removal, death, or the election of a qualified successor.

2

The “Fund Complex” consists of the Fund, the Conestoga Small Cap Fund, and the Conestoga SMid Cap Fund.

3   Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies") or other investment companies registered under the 1940 Act.

4

Each Trustee may be contacted by writing to the trustee, c/o Conestoga Funds, 550 E. Swedesford Road, Suite 120, Wayne, PA  19087.

5

Prairie Capital Management, LLC is an investment adviser registered under the Investment Advisers Act of 1940, as amended, which has investments in the Conestoga Funds and in separate accounts managed by CCA. Prairie Capital Management, LLC is a subsidiary of UMB Bank, N.A., the Funds’ custodian.

6

Mr. Mitchell is deemed to be an “interested person” of the Trust by reason of his position as Managing Partners of CCA.  Mr. Martindale is deemed to be an “interested person” of the Trust by reason of his ownership of nonvoting stock of CCA.

INSTITUTIONAL ADVISORS LARGECAP FUND

March 31, 2015

 (Unaudited)

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q no later than 60 days following the close of the quarter.  You can obtain a copy, available without charge, on the SEC’s website at www.sec.gov beginning with the filing for the period ended June 30, 2009 (the Fund commenced operations on March 31, 2009).  The Fund’s Forms N-Q may also be reviewed and copied at the SEC’s public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policy

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to portfolio securities and the Fund’s portfolio securities voting record for the 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-292-2660 and (ii) on the SEC’s website at www.sec.gov.

Statement of Additional Information

The Fund's Statement of Additional Information ("SAI") includes additional information about the Trustees and is available, without charge, upon request.  You may call toll-free 1-800-292-2660 to request a copy of the SAI or to make shareholder inquiries.

Tax Information (Unaudited)

During the six months ended March 31, 2015, the Fund paid an income distribution of $0.20445 per share, a realized short-term capital gain distribution of $0.07368 per share, and a realized long-term capital gain distribution of $1.00228 for a total distribution of $3,933,880.84.

INSTITUTIONAL ADVISORS LARGECAP FUND

Board of Trustees

William C. Martindale, Jr., Chairman

William B. Blundin

Nicholas J. Kovich

James G. Logue

Robert M. Mitchell

John G. O’Brien

Richard E. Ten Haken

Investment Adviser

Institutional Advisors LLC

1340 Broadcasting Road Suite 100

Wyomissing, PA 19610

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

8000 Towne Centre Drive, Suite 400

Broadview Heights, OH  44147

Custodian

UMB Bank , NA

928 Grand Blvd.

Kansas City, MO 64106

Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street 26th Floor

Philadelphia, PA 19103

Counsel
Drinker Biddle & Reath LLP

One Logan Square Suite 2000

Philadelphia, PA  19103-6996

Officers of Institutional Advisors LLC

James D. King, President

Karen L. Kleffel, Chief Compliance Officer

Richard A. Lord, Jr., Chief Financial Officer

Sean P. Kehoe, Secretary

This report is provided for the general information of the shareholders of the Institutional Advisors LargeCap Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s first fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Conestoga Funds

By /s/William C. Martindale Jr.

* William C. Martindale Jr.

   Chief Executive Officer

Date June 4, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ William C. Martindale Jr.

* William C. Martindale Jr.

   Chief Executive Officer

Date June 4, 2015

By /s/Robert M. Mitchell

* Robert M. Mitchell

  Treasurer and Chief Financial Officer

Date June 4, 2015

* Print the name and title of each signing officer under his or her signature.